Note 4 - Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2017	139,378,104	(33,793,471)	105,584,633
Depreciation for the period	-	(4,273,776)	(4,273,776)
Vessel acquisitions	9,209,949		9,209,949
Vessel sale	(1,807,199)		(1,807,199)
Delivery of newbuilding vessel	17,788,540		17,788,540
Balance, June 30, 2017	164,569,394	(38,067,247)	126,502,147